Segment Financial Data (Comparative Stock Data) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Common Stock Price - Low	$ 102.76	$ 93.80	$ 91.05	$ 83.55	$ 74.44	$ 70.95	$ 70.71	$ 73.62
Registered Shareholders Total												21,364
Dividends Per Share of Common Stock	$ 0.590	$ 0.535	$ 0.535	$ 0.535	$ 0.535	$ 0.535	$ 0.480	$ 0.480	$ 2.195	$ 2.030	$ 1.865
Common Stock Price - High	$ 113.80	$ 112.00	$ 97.55	$ 93.59	$ 83.64	$ 82.56	$ 83.57	$ 87.50